LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS
NOTE 5:       LONG-TERM INVESTMENTS

Long-term investments consist of the following as of December 31, 2024 and 2023:

Details	2024	2023
Investments in privately held companies	$6,780	$6,780
Pension plan net assets - see Notes 12B	1,870	1,672
	$8,650	$8,452